Prepaid Expenses and Other Current Assets (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31, 2023	December 31, 2022
Insurance	$232	$286
Software and hosting costs	108	99
Clinical and consulting	30	517
Other	372	166
Total prepaid expenses and other current assets	$742	$1,068